Income tax and deferred taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	$ 156,101	$ 183,411
Deferred tax expense (benefit) recognized in profit (loss) for the year	(27,763)	(29,096)
Deferred taxes related to items credited (charged) directly to equity	(17,922)	1,786
Total increases (decreases) in deferred tax liabilities (assets)	(45,685)	(27,310)
Deferred tax liability (asset) at end of period	110,416	156,101
Unrealized loss [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(90,585)	(82,076)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(53,596)	(8,509)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(53,596)	(8,509)
Deferred tax liability (asset) at end of period	(144,181)	(90,585)
Property, plant and equipment and capitalized interest [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	187,168	197,167
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,905	(9,999)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,905	(9,999)
Deferred tax liability (asset) at end of period	189,073	187,168
Restoration and rehabilitation provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(6,597)
Deferred tax expense (benefit) recognized in profit (loss) for the year	30
Deferred taxes related to items credited (charged) directly to equity	0
Total increases (decreases) in deferred tax liabilities (assets)	30
Deferred tax liability (asset) at end of period	(6,567)	(6,597)
Facility closure provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(6,597)	(7,311)
Deferred tax expense (benefit) recognized in profit (loss) for the year		714
Deferred taxes related to items credited (charged) directly to equity		0
Total increases (decreases) in deferred tax liabilities (assets)		714
Deferred tax liability (asset) at end of period		(6,597)
Manufacturing expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	107,215	106,420
Deferred tax expense (benefit) recognized in profit (loss) for the year	966	795
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	966	795
Deferred tax liability (asset) at end of period	108,181	107,215
Employee benefits and unemployment insurance [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	6,669	6,000
Deferred tax expense (benefit) recognized in profit (loss) for the year	687	514
Deferred taxes related to items credited (charged) directly to equity	130	155
Total increases (decreases) in deferred tax liabilities (assets)	817	669
Deferred tax liability (asset) at end of period	7,486	6,669
Vacation accrual [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(6,138)	(5,591)
Deferred tax expense (benefit) recognized in profit (loss) for the year	99	(547)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	99	(547)
Deferred tax liability (asset) at end of period	(6,039)	(6,138)
Inventory provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(22,200)	(23,885)
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,643	1,685
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,643	1,685
Deferred tax liability (asset) at end of period	(20,557)	(22,200)
Materials provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(8,812)	(7,982)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(1,742)	(830)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(1,742)	(830)
Deferred tax liability (asset) at end of period	(10,554)	(8,812)
Derivative Financial Instruments [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	0	0
Deferred tax expense (benefit) recognized in profit (loss) for the year	14,246	1,001
Deferred taxes related to items credited (charged) directly to equity	(14,246)	(1,001)
Total increases (decreases) in deferred tax liabilities (assets)	0	0
Deferred tax liability (asset) at end of period	0	0
Employee benefits [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	0	(2,689)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(929)	2,689
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(929)	2,689
Deferred tax liability (asset) at end of period	(929)	0
Research and development expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	3,581	3,535
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,806	46
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,806	46
Deferred tax liability (asset) at end of period	5,387	3,581
bad debt provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(5,072)	(3,542)
Deferred tax expense (benefit) recognized in profit (loss) for the year	2,364	(1,530)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	2,364	(1,530)
Deferred tax liability (asset) at end of period	(2,708)	(5,072)
Provision for legal complaints and expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(19,637)	(2,546)
Deferred tax expense (benefit) recognized in profit (loss) for the year	19,303	(17,091)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	19,303	(17,091)
Deferred tax liability (asset) at end of period	(334)	(19,637)
Loan approval expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	5,212	3,856
Deferred tax expense (benefit) recognized in profit (loss) for the year	3,755	1,356
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	3,755	1,356
Deferred tax liability (asset) at end of period	8,967	5,212
Junior mining companies valued based on stock price [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	3,929	1,287
Deferred tax expense (benefit) recognized in profit (loss) for the year	(5,354)	0
Deferred taxes related to items credited (charged) directly to equity	(3,818)	2,642
Total increases (decreases) in deferred tax liabilities (assets)	(9,172)	2,642
Deferred tax liability (asset) at end of period	(5,243)	3,929
Royalties [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	3,012	1,354
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,521	1,668
Deferred taxes related to items credited (charged) directly to equity	12	(10)
Total increases (decreases) in deferred tax liabilities (assets)	1,533	1,658
Deferred tax liability (asset) at end of period	4,545	3,012
Tax loss benefit [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(844)	(2,296)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(6,269)	1,452
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(6,269)	1,452
Deferred tax liability (asset) at end of period	(7,113)	(844)
Other deferred tax assets [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(1,454)	2,021
Deferred tax expense (benefit) recognized in profit (loss) for the year	(7,408)	(3,475)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(7,408)	(3,475)
Deferred tax liability (asset) at end of period	(8,862)	(1,454)
Foreign items other [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	654	(311)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(790)	965
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(790)	965
Deferred tax liability (asset) at end of period	$ (136)	$ 654